Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.02%
Communication Services — 7.61%
Activision Blizzard	2,066	$197,179
Alphabet Class A †	659	1,609,140
Alphabet Class C †	131	328,328
AT&T	3,460	99,579
Cable One	184	351,957
Charter Communications Class A †	173	124,811
Electronic Arts	730	104,996
Facebook Class A †	2,012	699,592
Match Group †	1,275	205,594
Pinterest Class A †	3,202	252,798
Roku †	529	242,943
Snap Class A †	6,396	435,823
Spotify Technology †	1,128	310,865
T-Mobile US †	2,500	362,075
Twitter †	2,501	172,094
Verizon Communications	1,758	98,501
		5,596,275
Consumer Discretionary — 16.10%
Airbnb Class A †	3,925	601,074
Alibaba Group Holding ADR †	554	125,636
Amazon.com †	552	1,898,969
Bloomin' Brands †	3,170	86,034
Booking Holdings †	155	339,154
CarMax †	3,104	400,882
Carter's	3,900	402,363
Chegg †	1,614	134,140
Chewy Class A †	2,224	177,275
Chipotle Mexican Grill †	181	280,612
Choice Hotels International	1,784	212,046
Compass Group †	15,942	335,640
Dollar General	509	110,143
Dollar Tree †	2,390	237,805
DraftKings Class A †	5,209	271,754
Etsy †	1,043	214,691
Five Below †	774	149,591
Garmin	2,469	357,116
General Motors †	2,201	130,233
Genuine Parts	945	119,514
Las Vegas Sands †	2,273	119,764
Lennar Class A	1,544	153,396
Lululemon Athletica †	1,247	455,118
McDonald's	2,939	678,880
NIKE Class B	4,564	705,092
NVR †	124	616,689
Penn National Gaming †	3,817	291,962
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Polaris	1,000	$136,960
Ross Stores	2,436	302,064
Six Flags Entertainment †	3,118	134,947
Starbucks	1,941	217,023
Steven Madden	4,733	207,116
Thor Industries	1,484	167,692
TJX	14,140	953,319
Wyndham Hotels & Resorts	1,565	113,134
		11,837,828
Consumer Staples — 7.09%
Clorox	510	91,754
Coca-Cola	10,552	570,969
Colgate-Palmolive	9,799	797,149
Constellation Brands Class A	1,031	241,141
Costco Wholesale	263	104,061
Diageo	16,675	798,332
General Mills	1,303	79,392
Hormel Foods	2,048	97,792
Kellogg	1,520	97,782
Keurig Dr Pepper	7,490	263,948
PepsiCo	4,742	702,622
Philip Morris International	3,547	351,543
Procter & Gamble	3,654	493,034
Sysco	878	68,264
Tyson Foods Class A	2,493	183,884
US Foods Holding †	4,722	181,136
Walmart	665	93,778
		5,216,581
Energy — 1.37%
Baker Hughes	4,152	94,956
Canadian Natural Resources	7,099	257,552
ConocoPhillips	1,277	77,769
Diamondback Energy	2,655	249,278
Halliburton	3,201	74,007
Schlumberger	4,088	130,857
SolarEdge Technologies †	446	123,261
		1,007,680
Financials — 13.04%
AerCap Holdings †	3,000	153,630
Alleghany †	208	138,750
American Express	4,310	712,141
Arthur J Gallagher	820	114,866

NQ-QQV [6/21] 8/21 (1751129)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Assurant	1,354	$211,468
Athene Holding Class A †	3,424	231,120
Bank of America	11,266	464,497
Berkshire Hathaway Class B †	1,230	341,842
Brown & Brown	2,127	113,029
Charles Schwab	9,186	668,833
Chubb	5,489	872,422
CNO Financial Group	10,660	251,789
Coinbase Global Class A †	293	74,217
Credit Acceptance †	524	237,954
Equitable Holdings	3,133	95,400
First Citizens BancShares Class A	156	129,907
First Republic Bank	888	166,207
Hanover Insurance Group	1,039	140,930
Intercontinental Exchange	908	107,780
M&T Bank	2,041	296,578
Markel †	274	325,158
MarketAxess Holdings	190	88,082
Marsh & McLennan	6,404	900,915
MetLife	4,840	289,674
Moody's	316	114,509
Progressive	2,036	199,955
Raymond James Financial	2,615	339,688
S&P Global	475	194,964
Tradeweb Markets Class A	2,527	213,683
Travelers	889	133,092
Unum Group	2,351	66,768
Voya Financial	5,115	314,572
Western Alliance Bancorp	2,552	236,953
White Mountains Insurance Group	91	104,471
Willis Towers Watson	445	102,359
Zions Bancorp	8,403	444,183
		9,592,386
Healthcare — 13.32%
Abbott Laboratories	539	62,486
ABIOMED †	540	168,539
Acadia Healthcare †	2,055	128,951
Agilent Technologies	728	107,606
Align Technology †	615	375,765
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Allakos †	1,978	$168,862
AstraZeneca ADR	2,690	161,131
Baxter International	5,312	427,616
Biogen †	254	87,953
Boston Scientific †	4,009	171,425
Bristol-Myers Squibb	1,569	104,841
Centene †	3,386	246,941
Cerner	1,328	103,796
CVS Health	2,727	227,541
Danaher	1,688	452,992
Dexcom †	810	345,870
Elanco Animal Health †	3,759	130,400
Eli Lilly & Co.	1,338	307,098
Encompass Health	2,183	170,340
Exact Sciences †	919	114,241
GoodRx Holdings Class A †	3,709	133,561
Illumina †	568	268,783
Insulet †	1,089	298,941
Johnson & Johnson	5,173	852,200
Kodiak Sciences †	1,951	181,443
Laboratory Corp. of America Holdings †	397	109,512
Medtronic	7,552	937,430
Merck & Co.	1,229	95,579
Molina Healthcare †	706	178,660
Multiplan †	14,665	139,611
Oak Street Health †	2,462	144,199
Organon & Co. †	3,818	115,530
Pfizer	2,603	101,933
PTC Therapeutics †	3,868	163,500
Regeneron Pharmaceuticals †	411	229,560
Seagen †	1,103	174,142
STERIS	47	9,696
Teleflex	632	253,931
Thermo Fisher Scientific	206	103,921
UnitedHealth Group	1,836	735,208
Veeva Systems Class A †	544	169,157
Vertex Pharmaceuticals †	1,671	336,924
		9,797,815
Industrials — 11.30%
Airbus †	914	117,525
AMERCO	323	190,376
Canadian National Railway	1,986	209,542
Carlisle	757	144,875
CH Robinson Worldwide	1,082	101,351

2    NQ-QQV [6/21] 8/21 (1751129)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Cintas	826	$315,532
Clean Harbors †	2,014	187,584
Colfax †	4,314	197,624
Copart †	4,683	617,360
CoStar Group †	2,480	205,394
CRH	1,717	86,858
Expeditors International of Washington	2,810	355,746
Fastenal	4,100	213,200
FedEx	491	146,480
Fortive	1,967	137,178
IDEX	1,222	268,901
IHS Markit	817	92,043
II-VI †	3,600	261,324
Ingersoll Rand †	2,851	139,157
JB Hunt Transport Services	1,385	225,686
JELD-WEN Holding †	4,880	128,149
Kennametal	3,109	111,675
Lennox International	811	284,499
Lockheed Martin	1,277	483,153
Middleby †	1,687	292,290
Northrop Grumman	2,069	751,937
PACCAR	2,319	206,971
Raytheon Technologies	3,820	325,884
Rollins	2,552	87,278
Sanwa Holdings	4,243	52,095
SPX FLOW	2,470	161,143
Union Pacific	2,339	514,416
Waste Connections	919	109,756
Westinghouse Air Brake Technologies	7,153	588,692
		8,311,674
Information Technology — 17.65%
Accenture Class A	1,575	464,294
Advanced Micro Devices †	4,681	439,686
Amphenol Class A	1,233	84,350
ANSYS †	246	85,377
Apple	7,137	977,483
Arista Networks †	399	144,562
Automatic Data Processing	584	115,994
Black Knight †	1,863	145,277
Booz Allen Hamilton Holding	1,144	97,446
Broadcom	430	205,041
CDW	1,495	261,102
Cisco Systems	5,900	312,700
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	3,331	$230,705
Constellation Software	250	378,632
EPAM Systems †	160	81,754
F5 Networks †	1,922	358,760
Fair Isaac †	532	267,426
First Solar †	2,202	199,303
Fleetcor Technologies †	1,607	411,488
Flex †	14,322	255,934
Genpact	8,068	366,529
GoDaddy Class A †	4,606	400,538
Guidewire Software †	1,278	144,056
Intel	1,666	93,529
Jack Henry & Associates	616	100,722
KLA	293	94,994
Leidos Holdings	5,199	525,619
Lumentum Holdings †	3,788	310,730
Marvell Technology	2,336	136,259
Mastercard Class A	1,277	466,220
Micron Technology †	1,124	95,517
Microsoft	5,538	1,500,244
MKS Instruments	1,768	314,616
MongoDB †	409	147,862
Motorola Solutions	382	82,837
NXP Semiconductors	488	100,391
Oracle	1,539	119,796
Paychex	1,092	117,172
Paycom Software †	606	220,263
RingCentral Class A †	731	212,414
salesforce.com †	1,495	365,184
Samsung Electronics GDR	73	118,844
Topicus.com †	411	29,857
Tyler Technologies †	220	99,521
Universal Display	622	138,289
Varonis Systems †	2,121	122,212
Visa Class A	1,322	309,110
VMware Class A †	1,231	196,923
WEX †	1,256	243,538
Workday Class A †	1,195	285,294
		12,976,394
Materials — 3.29%
Ball	1,516	122,826
Celanese	2,327	352,773
Ecolab	2,128	438,304
FMC	4,339	469,480
Linde	1,668	482,219
Reliance Steel & Aluminum	1,250	188,625

NQ-QQV [6/21] 8/21 (1751129)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Materials (continued)
Rogers †	722	$144,978
Sherwin-Williams	800	217,960
		2,417,165
Real Estate — 4.00%
Alexandria Real Estate Equities	883	160,653
American Tower	2,446	660,763
Americold Realty Trust	5,249	198,675
Camden Property Trust	884	117,280
Digital Realty Trust	598	89,975
Equinix	174	139,652
Gaming and Leisure Properties	3,932	182,170
Public Storage	1,786	537,032
Redfin †	2,193	139,058
Ryman Hospitality Properties †	2,500	197,400
STORE Capital	7,333	253,062
VICI Properties	8,662	268,695
		2,944,415
Utilities — 2.25%
American Electric Power	75	6,344
Atmos Energy	976	93,803
Avangrid	1,706	87,740
Consolidated Edison	2,214	158,788
Dominion Energy	912	67,096
Duke Energy	1,939	191,418
Exelon	5,285	234,178
Iberdrola	13,351	162,742
Pinnacle West Capital	4,296	352,143
UGI	4,237	196,216
WEC Energy Group	1,188	105,673
		1,656,141
Total Common Stock (cost $58,448,394)		71,354,354

Exchange-Traded Fund — 0.17%
iShares Russell 1000 Growth ETF	456	123,795
Total Exchange-Traded Fund (cost $112,047)		123,795
	Number of contracts	Value (US $)
Options Purchased — 0.72%
Options on Indices — 0.72%
S&P 500 Index strike price $3,650, expiration date 12/17/21, notional amount $5,475,000	15	$90,300
S&P 500 Index strike price $3,800, expiration date 3/18/22, notional amount $6,460,000	17	211,140
S&P 500 Index strike price $3,800, expiration date 8/20/21, notional amount $6,840,000	18	25,020
S&P 500 Index strike price $3,750, expiration date 9/17/21, notional amount $11,625,000	31	78,430
S&P 500 Index strike price $3,875, expiration date 12/17/21, notional amount $5,425,000	14	123,900
Total Options Purchased (cost $1,131,848)		528,790
	Number of shares
Short-Term Investments — 1.59%
Money Market Mutual Funds — 1.59%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	292,371	292,371
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	292,372	292,372
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	292,372	292,372

4    NQ-QQV [6/21] 8/21 (1751129)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	292,371	$292,371
Total Short-Term Investments (cost $1,169,486)		1,169,486
Total Value of Securities Before Options Written—99.50% (cost $60,861,775)		73,176,425
	Number of contracts
Options Written — (0.37%)
Options on Indices — (0.37%)
S&P 500 Index strike price $3,350, expiration date 12/17/21, notional amount $(5,025,000)	(15)	(54,150)
S&P 500 Index strike price $3,400, expiration date 9/17/21, notional amount $(5,100,000)	(15)	(17,550)
	Number of contracts	Value (US $)
Options Written (continued)
Options on Indices (continued)
S&P 500 Index strike price $3,475, expiration date 3/18/22, notional amount $(5,907,500)	(17)	$(132,345)
S&P 500 Index strike price $3,500, expiration date 12/17/21, notional amount $(4,900,000)	(14)	(65,170)
Total Options Written (premium received $556,444)		$(269,215)

Receivables and Other Assets Net of Liabilities—0.87%		637,890
Net Assets Applicable to 7,126,958 Shares Outstanding—100.00%		$73,545,100
†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	18,042	USD	(21,387)	7/2/21	$7	$—
BNP	CAD	(648,000)	USD	536,895	9/15/21	14,163	—
BNP	GBP	(954,000)	USD	1,348,433	9/15/21	28,530	—
BNYM	CAD	(1,300)	USD	1,048	7/1/21	—	(1)
BNYM	CAD	(1,038)	USD	837	7/2/21	1	—
BNYM	GBP	(5,135)	USD	7,087	7/1/21	—	(16)
SSB	CAD	(647,000)	USD	535,968	9/15/21	14,043	—
Total Foreign Currency Exchange Contracts						$56,744	$(17)
NQ-QQV [6/21] 8/21 (1751129)    5

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(19)	E-mini S&P 500 Index	$(4,074,170)	$(4,017,402)	9/17/21	$—	$(56,768)	$(6,270)
(22)	E-mini S&P MidCap 400 Index	(5,923,280)	(5,974,878)	9/17/21	51,598	—	(5,720)
(13)	FTSE 100 Index	(1,255,296)	(1,276,583)	9/17/21	21,287	—	7,085
(5)	MSCI EAFE Index	(576,025)	(589,489)	9/17/21	13,464	—	4,450
(5)	S&P/TSX 60 Index	(970,232)	(963,710)	9/16/21	—	(6,522)	1,051
Total Futures Contracts			$(12,822,062)		$86,349	$(63,290)	$596
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
SSB – State Street Bank
TSX – Toronto Stock Exchange
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar

6    NQ-QQV [6/21] 8/21 (1751129)